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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (check only one):          [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lens Investment Management LLC
Address:   45 Exchange Street
           Portland, Maine 04101


13F File Number: 98-071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen C. Lowell
Title:     Chief Operating Officer
Phone:     (207)775-4296

Signature, Place, and Date of Signing:

/s/ Karen C. Lowell                      Portland, Maine
----------------------------------
                                         February 11, 2000

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number      Name

28-
   ------------      ---------------------------------------

28-
   ------------      ---------------------------------------

28-
   ------------      ---------------------------------------

           [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            none
                                        ----------------
Form 13F Information Table Entry Total:        10
                                        ----------------
Form 13F Information Table Value Total:    $ 44,355
                                        ----------------
                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   13F File Number    Name

                           FORM 13F INFORMATION TABLE

--------------------------- ---------- ---------------- ----------- -------------------- ------------- ---------- -----------------
COLUMN 1                    COLUMN 2   COLUMN 3         Column 4    Column 5             Column 6      Column 7   Column 8
Name of Issuer              Title of   Cusip            Value       Shares (Sh) or       Investment    Other      Voting Authority
                            Class                       (x$1000)    Prin Amt (Prn) and   Discretion    Managers   Sole/Shared/None
                                                                    Put/Call
--------------------------- ---------- ---------------- ----------- -------------------- ------------- ---------- -----------------
ASHLAND INC                 COM        044204 10 5      8687        263755 SH            SOLE                     SOLE
--------------------------- ---------- ---------------- ----------- -------------------- ------------- ---------- -----------------
JUNO LTG INC                COM        482047 10 7      330         31874 SH             SOLE                     SOLE
--------------------------- ---------- ---------------- ----------- -------------------- ------------- ---------- -----------------
TEMPLE INLAND INC           COM        879868 10 7      4067        61679 SH             SOLE                     SOLE
--------------------------- ---------- ---------------- ----------- -------------------- ------------- ---------- -----------------
THERMOELECTRON              COM        883556 10 2      6599        439936 SH            SOLE                     SOLE
--------------------------- ---------- ---------------- ----------- -------------------- ------------- ---------- -----------------
SENSORMATIC ELECTRONICS     COM        817265 10 1      13054       748635 SH            SOLE                     SOLE
--------------------------- ---------- ---------------- ----------- -------------------- ------------- ---------- -----------------
SENSORMATIC ELECTRONICS     COM        817265 60 6      14          831 SH               SOLE                     SOLE
--------------------------- ---------- ---------------- ----------- -------------------- ------------- ---------- -----------------
SENSORMATIC ELECTRONICS     PFD        817265 20 0      180         7375 SH              SOLE                     SOLE
--------------------------- ---------- ---------------- ----------- -------------------- ------------- ---------- -----------------
PIONEER GROUP INC           COM        723684 10 6      11077       703273 SH            SOLE                     SOLE
--------------------------- ---------- ---------------- ----------- -------------------- ------------- ---------- -----------------
THERMEDICS INC.             COM        883901 10 0      160         29500 SH             SOLE                     SOLE
--------------------------- ---------- ---------------- ----------- -------------------- ------------- ---------- -----------------
HEILIG-MYERS CO.            COM        422893 10 7      186         67500 SH             SOLE                     SOLE
--------------------------- ---------- ---------------- ----------- -------------------- ------------- ---------- -----------------
